Related Parties - Summary of Receivables From Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 265	R$ 260
Telecom Investimentos S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	80	80
Vinci Infra Investimentos V2I S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	64	49
Maranello Empreend. e Participações S.A.[Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1	1
Cagliari Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	4	4
Grassano Participações SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	53
Accadia Participacoes AS [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	75	51
Norcia Participacoes SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	39	22
Personal Care Participacoes SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1	0
Mental Health Participaces SA [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 1	R$ 0